Cash and cash equivalents - Information by Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents	$ 2,655,236	$ 1,515,051	$ 509,102	$ 588,530